Expense Example, No Redemption - Calamos Growth and Income Portfolio - Calamos Growth & Income Portfolio	Apr. 09, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 128
Expense Example, No Redemption, 3 Years	400
Expense Example, No Redemption, 5 Years	692
Expense Example, No Redemption, 10 Years	$ 1,523